Organization and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Organization

BioAtla, LLC was formed in Delaware in March 2007 and was converted to a Delaware corporation in July 2020 and renamed BioAtla, Inc. (the “Company”). BioAtla, Inc. is a single legal entity with one consolidated variable interest entity (“VIE”), BA 3021 SPV LLC (see Note 10). The Company has a proprietary platform for creating biologics, including its conditionally active biologics (“CAB” or “CABs”). CABs have been designed to be active only under certain conditions found in diseased tissue, while remaining inactive in normal tissue. The Company has developed several CAB drug candidates through Phase 2 clinical trials including: two CAB antibody drug conjugates (“CAB ADC”), mecbotamab vedotin (BA3011), a CAB ADC targeting AXL, and ozuriftamab vedotin (BA3021), a CAB ADC targeting ROR2; and evalstotug (BA3071), a CAB anti-CTLA-4 antibody. The Company has an ongoing Phase 1 trial for BA3182 (CAB-EpCAM x CAB-CD3), a CAB bispecific antibody targeting EpCAM.

Organization

BioAtla, LLC was formed in Delaware in March 2007 and was converted to a Delaware corporation in July 2020 and renamed BioAtla, Inc. (the “Company”). The Company has a proprietary platform for creating biologics, including its conditionally active biologics (“CAB” or “CABs”). CABs have been designed to be active only under certain conditions found in diseased tissue, while remaining inactive in normal tissue. The Company is currently in clinical development of several CAB drug candidates including: its two lead CAB antibody drug conjugates (“CAB ADC”), mecbotamab vedotin (BA3011), a CAB ADC targeting AXL, and ozuriftamab vedotin (BA3021), a CAB ADC targeting ROR2; evalstotug (BA3071), a CAB anti-CTLA-4 antibody; and BA3182 (CAB-EpCAM x CAB-CD3), a CAB bispecific antibody targeting EpCAM.

Merger and Related Share Consolidation

Merger and Related Share Consolidation

On March 23, 2026, the Company’s stockholders approved the Agreement and Plan of Merger, as amended from time to time, including pursuant to Amendment No. 1 to Agreement and Plan of Merger, pursuant to which (i) a wholly owned subsidiary (the “Merger Sub”) of the Company would merge with and into the Company, with the Company surviving (the “Merger”), and (ii) every fifty (50) shares of common stock of the Company issued and outstanding, or held as treasury stock, would be converted into one (1) share of common stock of the surviving corporation, which would be the Company (the “Share Consolidation”). The effective date of the Merger and the related Share Consolidation was April 6, 2026. The Share Consolidation did not change the par value or the number of authorized shares of the Company’s common stock. The Company’s condensed consolidated financial statements and notes to the condensed consolidated financial statements present the retroactive effect of the Share Consolidation on the Company’s common stock share and per share data, and exercise price data for applicable common stock equivalents, for all periods presented prior to the effective date of the Share Consolidation.

Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated financial statements as of June 30, 2026, and for the three and six months ended June 30, 2026 and 2025, have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”), and with accounting principles generally accepted in the United States (“GAAP”) applicable to interim financial statements. These unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, consisting of only normal recurring accruals, which in the opinion of management are necessary to present fairly the Company’s financial position as of the interim date and results of operations for the interim periods presented. Interim results are not necessarily indicative of results for a full year or future periods. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2025, included in its Annual Report on Form 10-K filed with the SEC on March 31, 2026, as amended by Amendment No. 1 to the Annual Report on Form 10-K/A filed with the SEC on April 29, 2026.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). BioAtla, Inc. is a single legal entity with one consolidated variable interest entity (“VIE”), BA 3021 SPV LLC (see Note 10).

Liquidity and Going Concern

Liquidity and Going Concern

The Company has incurred cumulative operating losses and negative cash flows from operations since its inception and expects to continue to incur significant expenses and operating losses for the foreseeable future as it continues development of its product candidate BA3182. As of June 30, 2026, the Company had an accumulated deficit of $551.5 million.

In November 2025, the Company entered into the Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”) pursuant to which the Company has the right to sell to Yorkville up to $15.0 million of shares of common stock (the “Commitment Amount”), subject to certain limitations and conditions set forth in the SEPA, during the 36 months beginning November 20, 2025 (such shares, the “SEPA Shares”). As of June 30, 2026, 48,092

SEPA Shares had been sold under the SEPA, with gross proceeds to the Company totaling approximately $0.4 million. Additional sales of the SEPA Shares to Yorkville and the timing of any such sales, if elected to be utilized by the Company at a future date, are at the Company’s option.

On March 2, 2026, the Company announced a formal process to explore and evaluate strategic options to maximize shareholder value, including the sale of preclinical and clinical assets, licensing transactions, strategic partnerships or other corporate transactions. The Company plans to continue to fund its losses from operations and capital funding needs through proceeds received through the SEPA, this strategic process, other public or private equity or debt financings, or other sources. In connection with the evaluation of strategic options, the Company also implemented a reduction in force and other cost-containment measures intended to better align resources with its near-term priorities. In order to continue to preserve capital during this period, the Company is re-evaluating the timing and scope of its clinical development programs. As part of this process, the Company paused further enrollment in its ongoing Phase 1 study of BA3182 (CAB-EpCAM x CAB-CD3), while continuing treatment and follow-up of patients, including obtaining new scans in the study.

If the Company is not able to secure adequate additional funding, the Company may be forced to make further reductions in spending, extend payment terms with suppliers, liquidate assets where possible, suspend or curtail planned programs or wind down the Company. Any of these actions could materially harm the Company’s business, results of operations and future prospects.

Management is required to perform a two-step analysis of the Company’s ability to continue as a going concern. Management must first evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern (Step 1). If management concludes that substantial doubt is raised, management is also required to consider whether its plans alleviate that doubt (Step 2). Management’s assessment concluded that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the issuance date of these condensed consolidated financial statements.

The Company has prepared its condensed consolidated financial statements on a going concern basis, which assumes that the Company will realize its assets and satisfy its liabilities in the normal course of business. The accompanying condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of the uncertainty concerning the Company’s ability to continue as a going concern.

Liquidity and Going Concern

The Company has incurred cumulative operating losses and negative cash flows from operations since its inception and expects to continue to incur significant expenses and operating losses for the foreseeable future as it continues development of its product candidates. As of December 31, 2025, the Company had an accumulated deficit of $545.6 million. The Company plans to continue to fund its losses from operations and capital funding needs through public or private equity or debt financings, or other sources. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects.

Management is required to perform a two-step analysis of the Company’s ability to continue as a going concern. Management must first evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern (Step 1). If management concludes that substantial doubt is raised, management is also required to consider whether its plans alleviate that doubt (Step 2). Management’s assessment concluded that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the issuance date of these consolidated financial statements.

The Company has prepared its consolidated financial statements on a going concern basis, which assumes that the Company will realize its assets and satisfy its liabilities in the normal course of business. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of the uncertainty concerning the Company’s ability to continue as a going concern.

Variable Interest Entities

Variable Interest Entities

The Company consolidates entities in which it has a controlling financial interest. The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a VIE. VIEs are entities in which (i) the total equity investment at risk is sufficient to enable the entity to finance its activities independently, (ii) the equity holders have the power to direct the activities of the entity that most significantly impact its economic performance, the obligation to absorb the losses of the entity and the right to receive the residual returns of the entity and (iii) the legal entity is structured with substantive voting rights. A VIE is an entity that lacks one or more of the characteristics of a voting interest entity. The Company has a controlling financial interest in a VIE when the Company has a variable interest or interests that provide it with (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company evaluates its relationships with its VIEs on an ongoing basis to determine whether or not it has a controlling financial interest.

Variable Interest Entities

The Company consolidates entities in which it has a controlling financial interest. The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a VIE. VIEs are entities in which (i) the total equity investment at risk is sufficient to enable the entity to finance its activities independently, (ii) the equity holders have the power to direct the activities of the entity that most significantly impact its economic performance, the obligation to absorb the losses of the entity and the right to receive the residual returns of the entity and (iii) the legal entity is structured with substantive voting rights. A VIE is an entity that lacks one or more of the characteristics of a voting interest entity. The Company has a controlling financial interest in a VIE when the Company has a variable interest or interests that provide it with (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company evaluates its relationships with its VIEs on an ongoing basis to determine whether or not it has a controlling financial interest (see Note 10).

Use of Estimates

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements requires it to make estimates and assumptions that impact the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the Company’s condensed consolidated financial statements and accompanying notes. The most significant estimates in the Company’s condensed consolidated financial statements relate to accruals for research and development costs, equity-based compensation, and fair value measurements related to the Warrant Liability (as defined in Note 4). These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of revenue and expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Use of Estimates

The Company’s consolidated financial statements are prepared in accordance with U.S. GAAP. The preparation of the Company’s consolidated financial statements requires it to make estimates and assumptions that impact the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the Company’s consolidated financial statements and accompanying notes. The most significant estimates in the Company’s consolidated financial statements relate to accruals for research and development costs, equity-based compensation, and fair value measurements related to the Pre-Paid Advance Agreements (the “PPAs”) and SEPA (as defined in Note 8). These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of revenue and expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of 90 days or less at the date of purchase to be cash equivalents. Cash equivalents consist of highly rated securities including U.S. Government and U.S. Treasury money market funds, which are unrestricted as to withdrawal or use.

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits and may invest cash that is not required for immediate operating needs in highly liquid instruments that bear minimal risk. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of 90 days or less at the date of purchase to be cash equivalents. Cash equivalents consist of highly rated securities including U.S. Government and U.S. Treasury money market funds, which are unrestricted as to withdrawal or use. The cash and cash equivalents balance as of December 31, 2025 and 2024 includes $4.3 million and $38.8 million, respectively, invested in U.S. Government and U.S. Treasury money market funds.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense represents the grant date fair value of equity awards, consisting of stock options, restricted stock units (“RSUs”) and employee stock purchase plan rights, over the requisite service period of the awards (usually the vesting period) on a straight-line basis. The Company estimates the fair value of stock option grants and employee stock purchase plan rights using the Black-Scholes option pricing model. The fair value of RSUs is based on the closing sales price of the Company’s common stock on the date of grant. Equity award forfeitures are recognized as they occur.

Stock-Based Compensation

Stock-based compensation expense represents the grant date fair value of equity awards, consisting of stock options, restricted stock units (“RSUs”) and employee stock purchase plan rights, over the requisite service period of the awards (usually the vesting period) on a straight-line basis. The Company estimates the fair value of stock option grants and employee stock purchase plan rights using the Black-Scholes option pricing model. The fair value of RSUs is based on the closing sales price of the Company’s common stock on the date of grant. Equity award forfeitures are recognized as they occur.

Leases

Leases

The Company determines if an arrangement is a lease at inception. An arrangement is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. If a lease is identified, classification is determined at lease commencement. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Company’s leases do not provide an implicit interest rate and therefore the Company estimates its incremental borrowing rate to discount lease payments. The incremental borrowing rate reflects the interest rate that the Company would have to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use (“ROU”) assets are based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives. Renewals or early terminations are not accounted for unless the Company is reasonably certain to exercise these options. Operating lease expense is recognized and the ROU asset is amortized on a straight-line basis over the lease term. Variable lease costs are recognized as incurred and are not included in the calculation of the ROU asset or the related lease liability.

The Company has a single lease agreement with lease and non-lease components, which are accounted for as a single lease component. Payments for short-term leases, defined as leases with a term of twelve months or less, are expensed on a straight-line basis over the lease term. The Company does not currently have any short-term leases.

Operating leases are included in operating lease right-of-use assets, operating lease liabilities, and operating lease liabilities, non-current on the Company’s condensed consolidated balance sheets. The Company does not have any finance leases.

Leases

The Company determines if an arrangement is a lease at inception. An arrangement is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. If a lease is identified, classification is determined at lease commencement. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Company’s leases do not provide an implicit interest rate and therefore the Company estimates its incremental borrowing rate to discount lease payments. The incremental borrowing rate reflects the interest rate that the Company would have to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use (“ROU”) assets are based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives. Renewals or early terminations are not accounted for unless the Company is reasonably certain to exercise these options. Operating lease expense is recognized and the ROU asset is amortized on a straight-line basis over the lease term. Variable lease costs are recognized as incurred and are not included in the calculation of the ROU asset or the related lease liability.

The Company has a single lease agreement with lease and non-lease components, which are accounted for as a single lease component. Payments for short-term leases, defined as leases with a term of twelve months or less, are expensed on a straight-line basis over the lease term. The Company does not currently have any short-term leases.

Operating leases are included in operating lease right-of-use assets, operating lease liabilities, and operating lease liabilities, non current on the Company’s consolidated balance sheets. The Company does not have any finance leases.

Fair Value Option

Fair Value Option

Under the ASC 825, Financial Instruments (“ASC 825”), the Company has the irrevocable option to report certain financial assets and financial liabilities at fair value on an instrument-by-instrument basis. Under the Pre-Paid Advance Agreements (the “PPAs”) entered into in November 2025, pre-paid advances having an aggregate principal amount of $7.5 million (the “Pre-Paid Advance”) were issued to the Company. The Company elected the fair value option to account for the Pre-Paid Advance (See Note 4 and Note 7). The fair value option was elected as management believes fair value measurement better aligns with the instrument’s economic risks and expected settlement outcomes. This election also eliminates the need to bifurcate the embedded conversion features and account for them separately as derivative instruments.

The Pre-Paid Advance was initially recorded at fair value at issuance, which was determined to be equal to the transaction price of $7.15 million. Issuance costs incurred in connection with the Pre-Paid Advance were expensed as incurred, consistent with the requirements applicable to instruments measured at fair value under ASC 825. Subsequent to initial recognition, the Company remeasured the Pre-Paid Advance to fair value at each reporting date, with changes in fair value recognized in earnings within the gain on PPAs liability on the condensed consolidated statements of operations and comprehensive income (loss). The change in fair value related to accrued interest is presented with the total change in fair value of the Pre-Paid Advance as a single line within the gain on PPAs liability on the condensed consolidated statements of operations and comprehensive income (loss).

Fair Value Option

Under the ASC 825, Financial Instruments (“ASC 825”) the Company has the irrevocable option to report certain financial assets and financial liabilities at fair value on an instrument-by-instrument basis. Under the PPAs entered into in November 2025, pre-paid advances having an aggregate principal amount of $7.5 million (the “Pre-Paid Advance”) were issued to the Company. The Company elected the fair value option to account for the Pre-Paid Advance (See Note 4 and Note 7). The fair value option was elected as management believes fair value measurement better aligns with the instrument’s economic risks and expected settlement outcomes. This election also eliminates the need to bifurcate the embedded conversion features and account for them separately as derivative instruments.

The Pre-Paid Advance was initially recorded at fair value at issuance, which was determined to be equal to the transaction price of $7.15 million. Issuance costs incurred in connection with the Pre-Paid Advance were expensed as incurred, consistent with the requirements applicable to instruments measured at fair value under ASC 825. Subsequent to initial recognition, the Company remeasures the Pre-Paid Advance to fair value at each reporting date, with changes in fair value recognized in earnings within the loss on PPAs liability on the consolidated statements of operations and comprehensive loss. The change in fair value related to accrued interest is presented with the total change in fair value of the Pre-Paid Advance as a single line within the loss on PPAs liability on the consolidated statements of operations and comprehensive loss.

Comprehensive Loss

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as a change in equity during a period from transactions and other events and circumstances from non-owner sources, and consists of net income (loss) and other comprehensive gain (loss). There have been no items qualifying as other comprehensive income (loss) and, therefore, for all periods presented, the Company’s comprehensive income (loss) was the same as its reported net income (loss).

Comprehensive Loss

Comprehensive loss is defined as a change in equity during a period from transactions and other events and circumstances from non-owner sources, and consists of net loss and other comprehensive gain (loss). There have been no items qualifying as other comprehensive loss and, therefore, for all periods presented, the Company’s comprehensive loss was the same as its reported net loss.

Net Loss Per Share

Net Income (Loss) Per Share

Basic net income (loss) per common share is computed by dividing the net income (loss) by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net income (loss) per share is computed by dividing the net income (loss) by the weighted-average number of common shares and dilutive common stock equivalents outstanding for the period determined using the treasury-stock method. Dilutive common stock equivalents are comprised of common stock warrants, RSUs, common stock options outstanding under the Company’s stock option plan, and contingently issuable shares under the BioAtla, Inc. Employee Stock Purchase Plan (the “ESPP”).

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Numerator:
Consolidated net income (loss)	$452	$(18,711)	$(5,892)	$(34,045)
Denominator:
Denominator for basic net income (loss) per share - weighted-average common stock outstanding	1,660,586	1,170,087	1,581,554	1,167,550
Effect of dilutive securities:
RSUs	1,123	—	—	—
Denominator for diluted net income (loss) per share - adjusted weighted-average common stock outstanding	1,661,709	1,170,087	1,581,554	1,167,550
Basic net income (loss) per share	$0.27	$(15.99)	$(3.73)	$(29.16)
Diluted net income (loss) per share	$0.27	$(15.99)	$(3.73)	$(29.16)

Potentially dilutive securities not included in the calculation of diluted net income (loss) per common share because to do so would be anti-dilutive are as follows (in common stock equivalents):

	As of June 30,
	2026	2025
Common stock warrants	193,581	193,581
Common stock options	114,059	118,249
Restricted stock units	57,404	52,130
ESPP shares	380	1,374
Total	365,424	365,334

Net Loss Per Share

Basic net loss per common share is computed by dividing the net loss by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and dilutive common stock equivalents outstanding for the period determined using the treasury-stock method. Dilutive common stock equivalents are comprised of common stock warrants, RSUs, common stock options outstanding under the Company’s stock option plan, contingently issuable shares under the BioAtla, Inc. Employee Stock Purchase Plan (the “ESPP”), and potential future conversions of the Pre-Paid Advance into common stock (“PPA Shares”).

Potentially dilutive securities not included in the calculation of diluted net loss per common share because to do so would be anti-dilutive are as follows (in common stock equivalents):

	December 31,
	2025	2024
Common stock warrants	193,581	193,581
Common stock options	117,581	121,920
Restricted stock units	48,678	31,060
ESPP shares	991	1,577
PPA Shares	136,923	—
Total	497,754	348,138

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”), or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, Accounting Standards Updates (“ASU”) not included in the Company’s disclosures were assessed and determined to be either not applicable or are not expected to have a material impact on the Company’s financial statements or disclosures.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,” which requires public entities, at annual and interim reporting periods, to disclose in a tabular format additional information about specific expense categories in the notes to the consolidated financial statements. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-11, “Interim Reporting (Topic 270): Narrow Scope Improvements”. This update will improve the navigability of required interim disclosures and clarify when that guidance is applicable, and will require entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company will adopt the standard for the interim periods within the year ending December 31, 2028. The Company is currently evaluating the impact of the adoption on its consolidated financial statements and related disclosures.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”), or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, Accounting Standards Updates (“ASU”) not included in the Company’s disclosures were assessed and determined to be either not applicable or are not expected to have a material impact on the Company’s financial statements or disclosures.

In November 2024, the FASB issued Accounting Standards Update ASU No. 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,” which requires public entities, at annual and interim reporting periods, to disclose in a tabular format additional information about specific expense categories in the notes to the consolidated financial statements. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-11, “Interim Reporting (Topic 270): Narrow Scope Improvements”. This update will improve the navigability of required interim disclosures and clarify when that guidance is applicable, and will require entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company will adopt the standard for the interim periods within the year ending December 31, 2028. The Company is currently evaluating the impact of the adoption on its consolidated financial statements and related disclosures.

Recently Adopted Accounting Standards

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is effective for public entities with annual periods beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-09 in the fourth quarter of 2025. The Company expanded its income tax disclosures as a result of adopting this new accounting standard.

Concentrations of Risk

Concentrations of Risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits and may invest cash that is not required for immediate operating needs in highly liquid instruments that bear minimal risk. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost and depreciated on a straight-line basis over the estimated useful life of the related assets. Leasehold improvements are stated at cost and amortized on a straight-line basis over the lesser of the remaining term of the related lease or the estimated useful life of the leasehold improvements. Repairs and maintenance costs are charged to expense as incurred and expenditures that materially extend the useful lives of assets are capitalized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, such as property and equipment, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value would be assessed using discounted cash flows or other appropriate measures of fair value. The Company has not recognized any impairment losses for the years ended December 31, 2025 and 2024.

Derivative Instruments and Warrant Liabilities

Derivative Instruments and Warrant Liabilities

The Company evaluates its financial instruments and other contracts, including issued warrants to purchase common stock, to determine if those instruments are required to be recognized as derivatives or contain features that qualify as embedded derivatives under the relevant accounting standards (see Note 4 and Note 8). The result of this accounting treatment is that the derivative is carried at fair value as an asset or liability with changes in fair value recognized in earnings at each reporting date. Changes in the fair value of derivatives are recorded in the consolidated statements of operations and comprehensive loss as a component of other income (expense).

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in a manner that depicts the transfer of control of a product or service to a customer and reflects the amount of the consideration the Company is entitled to receive in exchange for such product or service. In doing so, the Company follows a five-step approach: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when (or as) the customer obtains control of the product or service. The Company considers the terms of a contract and all relevant facts and circumstances when applying the revenue recognition standard.

A customer is a party that has entered into a contract with the Company, where the purpose of the contract is to obtain a product or a service that is an output of the Company’s ordinary activities in exchange for consideration. To be considered a contract, (i) the contract must be approved (in writing, orally, or in accordance with other customary business practices), (ii) each party’s rights regarding the product or the service to be transferred can be identified, (iii) the payment terms for the product or the service to be transferred can be identified, (iv) the contract must have commercial substance (that is, the risk, timing or amount of future cash flows is expected to change as a result of the contract), and (v) it is probable that the Company will collect substantially all of the consideration to which it is entitled to receive in exchange for the transfer of the product or the service.

A performance obligation is defined as a promise to transfer a product or a service to a customer. The Company identifies each promise to transfer a product or a service (or a bundle of products or services, or a series of products and services that are substantially the same and have the same pattern of transfer) that is distinct. A product or service is distinct if both (i) the customer can benefit from the product or the service either on its own or together with other resources that are readily available to the customer and (ii) the Company’s promise to transfer the product or the service to the customer is separately identifiable from other promises in the contract. Each distinct promise to transfer a product or a service is a unit of accounting for revenue recognition. If a promise to transfer a product or a service is not separately identifiable from other promises in the contract, such promises should be combined into a single performance obligation.

The transaction price is the amount of consideration the Company is entitled to receive in exchange for the transfer of control of a product or a service to a customer. To determine the transaction price, the Company considers the existence of any significant financing component, the effects of any variable elements, non-cash consideration and consideration payable to the customer. If a significant financing component exists, the transaction price is adjusted for the time value of money. If an element of variability exists, the Company must estimate the consideration it expects to receive and use that amount as the basis for recognizing revenue as the product or service is transferred to the customer. There are two methods for determining the amount of variable consideration: (i) the expected value method, which is the sum of probability-weighted amounts in a range of possible consideration amounts, and (ii) the most likely amount method, which identifies the single most likely amount in a range of possible consideration amounts.

If a contract has multiple performance obligations, the Company allocates the transaction price to each distinct performance obligation in an amount that reflects the consideration the Company is entitled to receive in exchange for satisfying each distinct performance obligation. For each distinct performance obligation, revenue is recognized when the Company transfers control of the product or the service applicable to such performance obligation.

In those instances where the Company first receives consideration in advance of satisfying its performance obligation, the Company classifies such consideration as deferred revenue until (or as) the Company satisfies such performance obligation. In those instances where the Company first satisfies its performance obligation prior to its receipt of consideration, the consideration is recorded as accounts receivable.

The Company expenses incremental costs of obtaining and fulfilling a contract as incurred if the expected amortization period for the asset that would be recognized is one year or less, or if the amount of the asset is immaterial. Otherwise, such costs are capitalized as contract assets if they are incremental to the contract and amortized to expense proportionate to revenue recognition of the underlying contract.

Research and Development Expenses

Research and Development Expenses

The Company’s activities have largely consisted of research and development efforts related to developing our CAB programs. Research and development expenses consist of expenses incurred in performing research and development activities including salaries and benefits, facilities and other overhead expenses, clinical trials, contract services and other outside expenses. Research and development expenses are charged to expense as incurred. Payments for these activities are based on the terms of the individual agreements, which may differ from the pattern of costs incurred, and are reflected in the accompanying consolidated balance sheets as prepaid or accrued expenses. When evaluating the adequacy of the accrued expenses, the Company analyzes progress of the services, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates.

As of December 31, 2025, the Company has accrued $5.8 million related to clinical trial costs. The Company has entered into contracts related to its clinical trials with clinical research organizations. The Company reviews and accrues clinical trial costs based on work performed, which relies on estimates and assumptions of total trial management costs, sites activated, patients enrolled, and number of patient visits. The Company follows this method since reasonably dependable estimates of the costs applicable to clinical trials can be made. Accrued clinical trial costs are subject to revisions as the trials progress. Revisions are charged to expense in the period in which the facts that give rise to the revision become known. A modification in the protocol of a clinical trial or cancellation of a trial could result in a material change to the Company’s results of operations.

Patent Costs

Patent Costs

Costs related to filing and pursuing patent applications are recorded as general and administrative expenses and expensed as incurred since recoverability of such expenditures is uncertain.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized as income in the period that includes the enactment date.

The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, exclusive of reversing temporary difference, tax-planning strategies, and the results of recent operations. If management determines that the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions on the basis of a two-step process whereby (1) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included within the related tax liability.